Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Lease	Supplemental balance sheet information related to operating lease was as follows:
	June 30, 2024	December 31, 2023
Right-of-use assets	394	377

Lease liabilities current	144	330
Lease liabilities non-current	241	-
	$385	$330

Schedule of Remaining Lease Term and Discount Rate	The weighted average remaining lease terms and discount rates for the operating lease were as follows as of June 30, 2024:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.58
Weighted average discount rate	5.55%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of June 30, 2024:
For the six months ending December 31, 2024	$77
For the year ending December 31, 2025	167
For the year ending December 31, 2026	167
Total lease payments	411
Less: imputed interest	(26)
Present value of lease liabilities	$385